Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Estimated Fair Values of Outstanding Derivative Instruments
The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2020	2021	Liability derivatives	2020	2021
Interest rate contracts	Prepaid expenses and other current assets	9	—	Current liabilities: Other	183	286
Interest rate contracts	Other assets: Other	27	10,921	Liabilities: Other	8,177	6,064
Foreign exchange contracts	Prepaid expenses and other current assets	1,799	8	Current liabilities: Other	—	6,000

		1,835	10,929		8,360	12,350

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2020	2021	Liability derivatives	2020	2021
Interest rate contracts	Prepaid expenses and other current assets	44	50	Current liabilities: Other	200	408
Interest rate contracts	Other assets: Other	1,523	1,817	Liabilities: Other	9,120	8,204
Foreign exchange contracts	Prepaid expenses and other current assets	19,655	14,097	Current liabilities: Other	14,580	14,233
Foreign exchange contracts	Other assets: Other	49	1,587	Liabilities: Other	1,755	—
Equity contracts	Prepaid expenses and other current assets	18,886	240	Current liabilities: Other	1,476	5,157
Bond contracts	Prepaid expenses and other current assets	306	17	Current liabilities: Other	290	2
Commodity contracts	Prepaid expenses and other current assets	85	—	Current liabilities: Other	85	0

		40,548	17,808		27,506	28,004

Total derivatives		42,383	28,737		35,866	40,354

Effects of Derivative Instruments on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income
Presented below are the effects of derivative instruments on the consolidated statements of income and the consolidated statements of comprehensive income for the fiscal years ended March 31, 2019, 2020 and 2021.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gains or (losses) recognized in income on derivative instruments	Amounts of gains or (losses) recognized in income on derivative instruments
		Fiscal year ended March 31
		2019	2020	2021
Interest rate contracts	Financial services revenue	(1,835)	(3,925)	(1,189)

Total		(1,835)	(3,925)	(1,189)

	Yen in millions
Derivatives under cash flow hedging relationships	Fiscal year ended March 31
	2019	2020	2021
	Amounts recognized in unrealized gains (losses) on derivative instruments in OCI (before tax)
Interest rate contracts:
Components included in the assessment of hedge effectiveness	—	—	10,153
Foreign exchange contracts:
Components included in the assessment of hedge effectiveness	2,315	1,712	(2,210)
Components excluded from the assessment of hedge effectiveness that were recognized based on amortization approach	—	1,087	263

Total	2,315	2,799	8,206

	Yen in millions
Derivatives under cash flow hedging relationships	Affected line item in consolidated statements of income	Fiscal year ended March 31
		2019	2020	2021
		Amounts reclassified from unrealized gains (losses) on derivative instruments in accumulated OCI (before tax)
Interest rate contracts:
Components included in the assessment of hedge effectiveness	Interest	—	—	285
Foreign exchange contracts:				—
Components included in the assessment of hedge effectiveness	Cost of sales	(1,093)	—	—
Components included in the assessment of hedge effectiveness	Net sales	—	106	(5,382)
Components excluded from the assessment of hedge effectiveness that were recognized based on amortization approach	Net sales	—	(1,087)	(263)

Total		(1,093)	(981)	(5,360)

Derivatives not designated as hedging instruments	Yen in millions
	Location of gains or (losses) recognized in income on derivative instruments	Amounts of gains or (losses) recognized in income on derivative instruments
		Fiscal year ended March 31
		2019	2020	2021
Interest rate contracts	Financial services revenue	(3,192)	1,190	(9,603)
Foreign exchange contracts	Financial services revenue	(8,198)	2,473	(10,730)
Foreign exchange contracts	Foreign exchange loss, net	(7,437)	10,184	(8,454)
Equity contracts	Financial services revenue	(7,649)	15,438	(85,118)
Bond contracts	Financial services revenue	—	(2,954)	99
Commodity contracts	Financial services revenue	—	110	4,790

Total		(26,476)	26,441	(109,016)

Presented below are the amortized cost of hedged items, which are available-for-sale
debt securities, and cumulative amount of fair value hedging adjustments to hedged items under fair value hedging relationships as of March 31, 2020 and 2021.

Derivatives under fair value hedging relationships	Yen in millions
	Balance sheet location of hedged items	March 31, 2020
		Amortized cost	Cumulative effect to carrying amount of hedged items by fair value hedges
Interest rate contracts	Marketable securities	15,255	—
Interest rate contracts	Securities investments and other	91,080	—

Total		106,335	—

Derivatives under fair value hedging relationships	Yen in millions
	Balance sheet location of hedged items	March 31, 2021
		Amortized cost	Cumulative effect to carrying amount of hedged items by fair value hedges
Interest rate contracts	Marketable securities	30,167	—
Interest rate contracts	Securities investments and other	74,872	—

Total		105,039	—

Summary of Derivatives Additional Information Including Notional Amounts	The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2020		March 31, 2021
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts*	989,966	3,201	1,176,589	(5,420)
Currency option contracts purchased	473	7	36,234	15
Currency option contracts written	460	(5)	36,164	(1,790)
Currency swap agreements	893,874	(1,006)	612,813	490
Other currency contracts*	62,080	2,971	68,663	2,164
Interest rate contracts:
Interest rate swap agreements	994,133	(16,019)	979,554	(1,969)
Interest rate swaption agreements	18,700	(58)	38,700	(205)
Equity contracts:
Equity future contracts	63,354	(871)	129,526	(746)
Equity swap agreements	103,409	18,281	117,055	(4,171)
Bond contracts:
Bond future contracts	56,546	16	169,441	15
Commodity contracts:
Commodity future contracts	1,465	0	2,957	(0)
*
Revision has been made to correct the notional amount of foreign exchange forward contracts and the presentation of fair values of foreign exchange forward contracts and other currency contracts as of March 31, 2020.

Summary of Effects of Offsetting Derivative Assets, Derivative Liabilities, Financial Assets and Financial Liabilities

Presented below are the effects of offsetting derivative assets, derivative liabilities, financial assets and financial liabilities as of March 31, 2020 and 2021.

	Yen in millions
	As of March 31, 2020
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	38,281	12,614	20,545	5,122
Derivative assets not subject to master netting agreements	4,102			4,102

Total assets	42,383	12,614	20,545	9,224

Derivative liabilities subject to master netting agreements	31,896	7,086	23,873	937
Derivative liabilities not subject to master netting agreements	3,970			3,970
Repurchase, securities lending and similar arrangements	567,194	564,874	—	2,320

Total liabilities	603,060	571,960	23,873	7,227

	Yen in millions
	As of March 31, 2021
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	15,159	10,666	2,008	2,485
Derivative assets not subject to master netting agreements	13,578			13,578
Securities borrowing and securities lending transactions	326,156	326,156		—

Total assets	354,893	336,822	2,008	16,063

Derivative liabilities subject to master netting agreements	38,966	11,052	16,225	11,689
Derivative liabilities not subject to master netting agreements	1,388			1,388
Repurchase, securities lending and similar arrangements	917,792	911,881	—	5,911

Total liabilities	958,146	922,933	16,225	18,988